Employee Retirement Plans and Postretirement Benefits Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year, High End of Range	$ 20.0
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	189.9
2017	193.4
2018	196.6
2019	199.4
2020	202.1
2021-2025	1,113.7
OPEB
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year, Low End of Range	10.0
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	6.6
2017	6.8
2018	7.0
2019	7.1
2020	7.2
2021-2025	$ 42.6